Leases - Contractual Lease Payments (Details) $ in Thousands	Mar. 31, 2024 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 12,615
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	4,559
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	2,750
Two to five years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	3,981
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 1,325